Investments in Finance Leases (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investment, Finance Leases
Minimum rents receivable	$ 1,389,721
Estimated unguaranteed residual value	360,000
Unearned income	(256,943)
Total investment in finance leases	$ 1,492,778